Form N-1A Cover	Jun. 25, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001418144
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 25, 2025
Prospectus Date	Feb. 28, 2025